Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31, 2019
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	276,254	(1,476)	17,745	292,523
Revenues from sales of products	—	89,154	—	89,154

Total revenues	276,254	87,678	17,745	381,677

Cost of revenues:	(73,689)	(29,506)	(5,148)	(108,343)

Gross profit	202,565	58,172	12,597	273,334

	For the year ended December 31, 2020
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	297,342	(847)	14,689	311,184
Revenues from sales of products	—	118,719	—	118,719

Total revenues	297,342	117,872	14,689	429,903

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)

Gross profit	223,382	82,023	8,517	313,922

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	319,353	(281)	23,393	342,465	53,740
Revenues from sales of products	—	165,397	—	165,397	25,954

Total revenues	319,353	165,116	23,393	507,862	79,694

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)	(22,553)

Gross profit	238,265	114,801	11,080	364,146	57,141

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding equity method investment
,
 long-term investment
s
, deferred tax assets and intangible assets by country was as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
PRC	106,087	405,544	63,639
United States	28,415	46,037	7,224

	134,502	451,581	70,863